SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographical Areas
Revenues:

	Year ended December 31,
	2011	2012	2013

North America	$16,354	$26,280	$43,713
Europe	4,424	9,073	19,413
Latin America	1,561	4,260	8,909
Asia and others	2,261	4,063	8,438

	$24,600	$43,676	$80,473

Schedule of Long-lived Assets by Geographical Areas
Long-lived assets:

	December 31,
	2012	2013

North America	$194	$307
Europe	-	12
Latin America	-	-
Asia and others	2,088	3,912

	$2,282	$4,231